INTANGIBLES AND GOODWILL	12 Months Ended
Dec. 31, 2022
INTANGIBLES AND GOODWILL
INTANGIBLES AND GOODWILL

8. INTANGIBLES AND GOODWILL

Goodwill

As of December 31, 2022 and 2021, the Company had goodwill of $1.0 million and $4.4 million, respectively. As of December 31, 2022, the Company utilized the market capitalization, a level one input, to estimate the Company’s single reporting unit.   Based on the analysis the estimated fair value of the reporting unit was $5.5 million, compared to the carrying value of $8.9 million.  As such, the fair value of the Company’s single reporting unit was deemed to be below its carrying value as of December 31, 2022, resulting in a goodwill impairment charge of $3.4 million, which is reflected in the consolidated statement of operations for the year ended December 31, 2022.

Intangibles

Nerve Pro

On December 31, 2022, the Company completed the acquisition of substantially all of the assets of Neuroprotect Neuromonitoring, LLC, and certain of its affiliated entities (collectively, “NervePro”), a Colorado-based IONM service provider. Assure determined that the transaction should be accounted for as an asset purchase.  As consideration, Assure issued to NervePro 75,000 shares of common stock of the Company at a deemed price of $5.20 per share based on closing price on December 30, 2022.  The Company recorded an intangible asset of $390 thousand related to this agreement which will be amortized over one year.

Identified intangible assets consisted of the following (stated in thousands):

	December 31,
	2022	2021
Finite-lived intangible assets
Doctor agreements	$390	$4,509
Non-compete agreements	—	36
Total finite-lived intangible assets	390	4,545
Less accumulated amortization	—	(1,013)
Finite-lived intangible assets, net	390	3,532
Indefinite-lived intangible assets
Tradenames	—	117
Total intangible assets	$390	$3,649

Amortization expense was $3.5 million and $466 thousand for the years ended December 31, 2022 and 2021, respectively. The increase in amortization for the year ended December 31, 2022 compared to the year ended December 31, 2021 was a result of the change in estimated useful life of Doctor agreements (see Note 3 for the change in estimate). Additionally, during the year ended December 31, 2022, the Company recorded an impairment charge of $117 million as the intangible did not have a future economic benefit.